FAIR VALUE MEASUREMENT, Derivative Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Liability [Roll Forward]
Estimated fair value	$ 14,905,300	$ 75,355,200
Change in fair value of derivative liabilities	2,791,600	(75,809,900)
Additions from new convertible notes	705,900	15,360,000
Estimated fair value	$ 18,402,800	$ 14,905,300